Fees Summary	Apr. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 692,592.8
Previously Paid Amount	0
Total Fee Amount	106.04
Total Offset Amount	0
Net Fee	$ 106.04